Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 263,228,588	$ 197,629,114
Advances to contractors	21,664,764
Non-current assets	284,893,352	197,629,114
Current assets
Inventories	179,644	147,090
Trade and other receivables	2,348,693	2,123,077
Bank balances and cash	19,830,771	37,351
Current assets	22,359,108	2,307,518
TOTAL ASSETS	307,252,460	199,936,632
Equity
Share capital	8,804	8,000
Share premium	101,775,834	1,353,285
Warrants	16,983,200
Shareholders' accounts	71,017,815	47,717,763
General reserve	680,643	680,643
(Accumulated losses) Retained earnings	(65,340,421)	11,218,242
Total equity	125,125,875	60,977,933
Non-current liabilities
Term loans	74,160,950
Lease liability	28,624,259	28,108,801
Provisions	13,941	6,267
Non-current liabilities	102,799,150	28,115,068
Current liabilities
Bank overdraft		3,745,048
Term loans	14,539,187	94,792,088
Accounts payable, accruals and other payables	61,115,121	9,003,798
Derivative financial instruments	1,518,249	1,190,073
Lease liability	2,154,878	2,112,624
Current liabilities	79,327,435	110,843,631
Total liabilities	182,126,585	138,958,699
TOTAL EQUITY AND LIABILITIES	$ 307,252,460	$ 199,936,632